Filed Pursuant to Rule 497(a)
File No. 333-191925

AS OF SEPTEMBER 30, 2014

FS Investment
Corporation III (FSIC III) is
an alternative investment
fund that invests primarily
in senior secured
loans and other debt
securities of private U.S.
companies to generate
current income.

FLOATING RATE
INTEREST RATE FOCUS[1]

71%

FLOATING RATE INVESTMENTS

HOLDINGS BY INVESTMENT TYPE[1,2]
● Senior secured loans (first lien and second lien) ● Senior secured bonds ● Subordinated debt ● Equity/other	80% 4% 16% <1%

1 Calculated as a percentage of fair value. Certain percentages may have been rounded. Fair value is determined by FSIC III’s board of directors.

2 Includes investments held by FSIC III and the assets underlying FSIC III’s total return swap (TRS) financing arrangement with Citibank, N.A. Excluding investments held under the TRS, investment allocations were 71% senior secured loans (first lien and second lien), 5% senior secured bonds, 24% subordinated debt, and <1% equity/other as of September 30, 2014.

HOLDINGS BY INDUSTRY[1]

● Energy

● Consumer Services

● Capital Goods

● Commercial & Professional Services

● Materials

● Consumer Durables & Apparel

● Software & Services

● Media

● Transportation

● Food & Staples Retailing

● Telecommunication Services

● Automobiles & Components

● Health Care Equipment & Services

● Household & Personal Products

● Insurance

● Retailing

20% 17% 12% 11% 9% 6% 6% 5% 5% 2% 2% 1% 1% 1% 1% 1%

An investment in FSIC III involves a high degree of risk and may be considered speculative. Investors are advised to consider the investment objectives, risks, and charges and expenses of FSIC III carefully before investing. The prospectus contains this and other information about FSIC III. Investors may obtain a copy of the prospectus free of charge at www.franklinsquare.com or by contacting Franklin Square Capital Partners (Franklin Square) at Cira Centre, 2929 Arch Street, Suite 675, Philadelphia, PA 19104 or by phone at 877-372-9880. Investors should read and carefully consider all information found in the prospectus and FSIC III’s other reports filed with the U.S. Securities and Exchange Commission before investing.

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. An offering is made only by a prospectus.

Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Percentages and other numbers in this brochure may have been rounded.

FSIC III may fit within your overall investment strategy. It is intended for investors:

•Looking for current income and, to a lesser extent, capital appreciation

•Seeking to diversify their fixed income portfolio for a rising interest rate environment

•Who want a defensive investment approach focused on long-term performance and principal protection

To find out more, please consult with your financial advisor. You can also visit our website, www.franklinsquare.com.

Working with the right financial advisor is a vital part of having a sound financial plan, particularly when considering alternative investments. This is why Franklin Square Capital Partners’ funds are only available through financial advisors.

A financial advisor can help you assess your financial goals based on your investment time frame and understand your tolerance for risk. Using these factors, your advisor can help you allocate your portfolio according to your financial situation, as well as understand the risks and rewards of various investments.

FS Investment Corporation III

2014 THIRD QUARTER HOLDINGS

The tables herein exclude investments underlying FSIC III’s TRS.

37.8%

SENIOR SECURED LOANS — FIRST LIEN

PORTFOLIO COMPANY[a]	WEIGHTING[b]	INDUSTRY	LOCATION[c]	RATE[d]	FLOOR	MATURITY

Advantage Sales & Marketing Inc.[f]	1.4%	Commercial & Professional Services	Irvine, CA	L+325	1.0%	7/23/21
American Tire Distributors, Inc.	0.4%	Automobiles & Components	Huntersville, NC	L+475	1.0%	6/1/18
AmSurg Corp.	0.4%	Health Care Equipment & Services	Nashville, TN	L+300	0.8%	7/16/21
BMC Software, Inc.[e,f]	0.0%	Software & Services	Houston, TX	L+400	—	9/10/18
BRG Sports, Inc.	0.2%	Consumer Durables & Apparel	Scotts Valley, CA	L+550	1.0%	4/15/21
Cactus Wellhead, LLC	2.3%	Energy	Houston, TX	L+600	1.0%	7/31/20
Caesars Entertainment Operating Co., Inc.	1.1%	Consumer Services	Las Vegas, NV	L+575	—	3/1/17
Caesars Entertainment Operating Co., Inc.	0.4%	Consumer Services	Las Vegas, NV	L+675	—	3/1/17
Corner Investment PropCo, LLC[e]	3.2%	Consumer Services	Las Vegas, NV	L+975	1.3%	11/2/19
Emerald Performance Materials, LLC	0.1%	Materials	Cuyahoga Falls, OH	L+350	1.0%	7/30/21
EnergySolutions, LLC	0.5%	Energy	Salt Lake City, UT	L+575	1.0%	5/29/20
Industrial Group Intermediate Holdings, LLC	1.7%	Materials	Rye, NY	L+800	1.3%	5/31/20
Jazz Acquisition, Inc.[e]	0.4%	Capital Goods	Springville, UT	L+350	1.0%	6/19/21
Mood Media Corp.	0.0%	Media	Concord, Ontario	L+600	1.0%	5/1/19
Peak 10, Inc.	0.5%	Software & Services	Charlotte, NC	L+400	1.0%	6/17/21
PHRC License, LLC	3.6%	Consumer Services	Orlando, FL	L+900	1.5%	8/14/20
Production Resource Group, LLC	4.7%	Media	Armonk, NY	L+750	1.0%	7/23/19
Serena Software, Inc.	0.5%	Software & Services	San Mateo, CA	L+650	1.0%	4/14/20
The ServiceMaster Company, LLC	0.3%	Commercial & Professional Services	Memphis, TN	L+325	1.0%	7/1/21
The ServiceMaster Company, LLC[e,f]	0.0%	Commercial & Professional Services	Memphis, TN	L+325	—	7/1/19
Sorenson Communications, Inc.	1.2%	Telecommunication Services	Salt Lake City, UT	L+575	2.3%	4/30/20
Southcross Holdings Borrower LP	0.0%	Energy	Dallas, TX	L+500	1.0%	8/4/21
Spencer Gifts LLC	1.1%	Retailing	Egg Harbor Township, NJ	L+450	1.0%	7/16/21
Sports Authority, Inc.	0.8%	Consumer Durables & Apparel	Englewood, CO	L+600	1.5%	11/16/17
The Telx Group, Inc.	0.6%	Software & Services	New York, NY	L+350	1.0%	4/9/20
U.S. Xpress Enterprises, Inc.	3.6%	Transportation	Chattanooga, TN	L+850, 1.5% PIK (1.5% Max PIK)	1.5%	5/30/19
UTEX Industries, Inc.	0.2%	Energy	Houston, TX	L+400	1.0%	5/21/21
Vouvray US Finance LLC	0.2%	Transportation	Glasgow, Scotland	L+400	1.0%	6/27/21
Waste Pro USA, Inc.[e,f]	7.9%	Commercial & Professional Services	Longwood, FL	L+750	1.0%	9/30/20
Winebow Holdings, Inc.	0.5%	Retailing	Montvale, NJ	L+375	1.0%	7/1/21

33.0%

SENIOR SECURED LOANS — SECOND LIEN

PORTFOLIO COMPANY[a]	WEIGHTING[b]	INDUSTRY	LOCATION[c]	RATE[d]	FLOOR	MATURITY

Advantage Sales & Marketing Inc.	1.0%	Commercial & Professional Services	Irvine, CA	L+650	1.0%	7/25/22
Affordable Care, Inc.	0.5%	Health Care Equipment & Services	Kinston, NC	L+925	1.3%	12/26/19
Alison US LLC	1.5%	Capital Goods	Mannheim, Germany	L+850	1.0%	8/29/22
American Energy—Marcellus, LLC	1.6%	Energy	Oklahoma City, OK	L+750	1.0%	8/4/21
BlackBrush Oil & Gas, L.P.	2.1%	Energy	San Antonio, TX	L+650	1.0%	7/30/21
BRG Sports, Inc.	0.9%	Consumer Durables & Apparel	Scotts Valley, CA	L+925	1.0%	4/15/22
Byrider Finance, LLC	0.8%	Automobiles & Components	Carmel, IN	L+1000	1.3%	8/22/20
Chief Exploration & Development LLC	0.3%	Energy	Dallas, TX	L+650	1.0%	5/16/21
Colouroz Investment 2 LLC[e]	0.3%	Materials	Luxembourg City, Luxembourg	L+725	1.0%	9/5/22
Emerald Performance Materials, LLC	0.6%	Materials	Cuyahoga Falls, OH	L+675	1.0%	8/1/22
Inmar Acquisition Sub, Inc.	1.2%	Software & Services	Winston-Salem, NC	L+700	1.0%	1/27/22
Jazz Acquisition, Inc.	0.8%	Capital Goods	Springville, UT	L+675	1.0%	6/19/22
MD America Energy, LLC	2.9%	Energy	Fort Worth, TX	L+850	1.0%	8/4/19
Neff Rental LLC[e]	6.3%	Capital Goods	Miami, FL	L+625	1.0%	6/9/21
Nielsen & Bainbridge, LLC	1.2%	Consumer Services	Austin, TX	L+925	1.0%	8/15/21
Peak 10, Inc.	2.9%	Software & Services	Charlotte, NC	L+725	1.0%	6/17/22
Pelican Products, Inc.	0.0%	Capital Goods	Torrance, CA	L+825	1.0%	4/9/21
Printpack Holdings, Inc.	2.4%	Materials	Atlanta, GA	L+875	1.0%	5/28/21
Sequential Brands Group, Inc.	3.6%	Consumer Durables & Apparel	New York, NY	L+800	1.0%	8/15/20
UTEX Industries, Inc.	0.2%	Energy	Houston, TX	L+725	1.0%	5/20/22
Vantage Energy II, LLC	0.5%	Energy	Englewood, CO	L+750	1.0%	5/8/17
Vouvray US Finance LLC	1.4%	Transportation	Glasgow, Scotland	L+750	1.0%	12/27/21

5.3%

SENIOR SECURED BONDS

PORTFOLIO COMPANY[a]	WEIGHTING[b]	INDUSTRY	LOCATION[c]	RATE[d]	FLOOR	MATURITY

Ashtead Capital, Inc.	1.0%	Capital Goods	London, United Kingdom	5.6%	—	10/1/24
Aspect Software, Inc.[e]	0.5%	Software & Services	Chelmsford, MA	10.6%	—	5/15/17
Caesars Entertainment Resort Properties, LLC	1.2%	Consumer Services	Las Vegas, NV	8.0%	—	10/1/20
Modular Space Corp.	0.1%	Capital Goods	Berwyn, PA	10.3%	—	1/31/19
Quiksilver, Inc.	0.5%	Consumer Durables & Apparel	Huntington Beach, CA	7.9%	—	8/1/18
Tembec Industries Inc.[e]	2.0%	Materials	Montreal, Quebec	9.0%	—	12/15/19

23.9%

SUBORDINATED DEBT

PORTFOLIO COMPANY[a]	WEIGHTING[b]	INDUSTRY	LOCATION[c]	RATE[d]	FLOOR	MATURITY

Acosta, Inc.	1.4%	Consumer Services	Jacksonville, FL	7.8%	—	10/1/22
American Energy—Woodford, LLC	0.8%	Energy	Oklahoma City, OK	9.0%	—	9/15/22
Armored AutoGroup Inc.	0.8%	Household & Personal Products	Danbury, CT	9.3%	—	11/1/18
BWAY Holding Co.	1.5%	Materials	Atlanta, GA	9.1%	—	8/15/21
Consolidated Communications, Inc.	0.5%	Telecommunication Services	Mattoon, IL	6.5%	—	10/1/22
Elizabeth Arden, Inc.[e]	1.8%	Food & Staples Retailing	Miramar, FL	7.4%	—	3/15/21
FLY Leasing Ltd.[e]	2.0%	Capital Goods	Dublin, Ireland	6.4%	—	10/15/21
Global Jet Capital, Inc.	0.0%	Commercial & Professional Services	Boca Raton, FL	8.0% PIK (8.0% Max PIK)	—	11/1/14
Jupiter Resources Inc.	3.2%	Energy	Calgary, Alberta	8.5%	—	10/1/22
RSP Permian, Inc.	0.6%	Energy	Dallas, TX	6.6%	—	10/1/22
Samson Investment Co.[e]	1.1%	Energy	Tulsa, OK	9.8%	—	2/15/20
Teine Energy Ltd.	2.1%	Energy	Calgary, Alberta	6.9%	—	9/30/22
Warren Resources, Inc.	1.9%	Energy	New York, NY	9.0%	—	8/1/22
Wok Acquisition Corp.[e]	5.2%	Consumer Services	Scottsdale, AZ	10.3%	—	6/30/20
York Risk Services Holding Corp.[e]	1.0%	Insurance	Parsippany, NJ	8.5%	—	10/1/22

0.0%

EQUITY/OTHER

PORTFOLIO COMPANY[a]	WEIGHTING[b]	INDUSTRY	LOCATION[c]	RATE[d]	FLOOR	MATURITY

Industrial Group Intermediate Holdings, LLC, Common Equity[g]	0.0%	Materials	Rye, NY	—	—	—

a Security may be an obligation of one or more entities affiliated with the named company.

b Calculated as a percentage of fair value. Certain percentages may have been rounded. Fair value is determined by FSIC III’s board of directors.

c Location represents the geographic location in which the portfolio company is headquartered or has its principal operating location.

d L, or LIBOR, is the London Interbank Offered Rate. As of September 30, 2014, the three-month LIBOR was 0.24%.

e Position or portion thereof unsettled as of September 30, 2014.

f Weighting percentage shown net of unfunded amount.

g Security is non-income producing.

RISK FACTORS

The following are some of the risks an investment in our common stock involves; however, you should carefully consider all of the information found in the section of our prospectus entitled “Risk Factors” before deciding to invest in shares of our common stock.

•	Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, if at all, it is unlikely that you will be able to sell your shares. If you are able to sell your shares before we complete a liquidity event, it is likely that you will receive less than you paid for them. While we intend to conduct quarterly tender offers for our shares, only a limited number of shares will be eligible for repurchase and we may amend, suspend or terminate the share repurchase program at any time. In addition, any such repurchases will be at a 10% discount to the current offering price on the date of repurchase.
•	We intend to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid.
•	Our distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.
•	An investment strategy focused primarily on privately held companies presents certain challenges, including the lack of available information about these companies.
•	Investing in middle-market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results.
•	A lack of liquidity in certain of our investments may adversely affect our business.
•	We are subject to financial market risks, including changes in interest rates, which may have a substantial negative impact on our investments.
•	We have borrowed funds to make investments, which increases the volatility of our investments and may increase the risks of investing in our securities.
•	We have limited operating history and are subject to the business risks and uncertainties associated with any new business.
•	If we are unable to raise substantial funds in our ongoing, continuous “best efforts” public offering, then we will be more limited in the number and type of investments we may make.
•	FSIC III is a long-term investment for persons of adequate financial means who have no need for liquidity in their investment. To invest in FSIC III, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states impose higher suitability standards. Please consult the prospectus for a detailed description of the suitability standards imposed on investors, including heightened standards required by certain states.
•	Our previous distributions to stockholders were funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees that are subject to repayment to our affiliate, Franklin Square, and our future distributions may be funded from such waivers and reimbursements. Significant portions of these distributions may not be based on our investment performance and such waivers and reimbursements by Franklin Square may not continue in the future. If Franklin Square were not to reimburse certain of our expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings. The repayment of any amount owed to Franklin Square will reduce the future distributions to which you would otherwise be entitled.

2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | Member FINRA/SIPC	www.franklinsquare.com

FS2 Capital Partners, LLC (FS2 Capital), the dealer manager for the public offering, is an affiliate of the investment adviser and serves or has served as the dealer manager for the public offerings of shares by other non-traded funds sponsored by Franklin Square. These relationships may create conflicts in connection with FS2 Capital’s due diligence obligations under the federal securities laws. FS2 Capital is entitled to compensation in connection with this offering, including receiving selling commissions (which are generally re-allowed to selling broker-dealers) and dealer manager fees based on the gross offering proceeds of shares sold in the offering. FS2 Capital may also be reimbursed for accountable due diligence expenses based on the gross offering proceeds of shares sold in this offering. In addition, the investment adviser and its affiliates may face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner.

© 2014 Franklin Square Capital Partners

BR-IC3-HOLD
CRW 12/2014